Goodwill and Intangible Assets - Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	₱ 3,950	₱ 6,446
Goodwill	61,379	61,379
Total goodwill and intangible assets	65,329	67,825
Franchise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	1,310	1,496
Customer List [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets		425
Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	12	20
Wireless [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	3,950	6,446
Goodwill	56,571	56,571
Total goodwill and intangible assets	60,521	63,017
Wireless [Member] | Franchise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	1,310	1,496
Wireless [Member] | Customer List [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets		425
Wireless [Member] | Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	12	20
Fixed Line [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill	4,808	4,808
Total goodwill and intangible assets	4,808	4,808
Trademark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	2,628	4,505
Trademark [Member] | Wireless [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	₱ 2,628	₱ 4,505